Consolidated Balance Sheets (Unaudited) (Parentheticals) (USD $)	Apr. 30, 2013	Jan. 31, 2013	Jan. 31, 2012
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized	500,000,000	500,000,000	500,000,000
Common stock, issued	17,956,969	17,956,969	17,189,634
Common stock, outstanding	17,956,969	17,956,969	17,189,634